CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF OPERATIONS
Revenue	$ 1,851	$ 763	$ 793
Costs and expenses:
Cost of revenue (excluding depreciation and amortization shown separately below)	832	477	529
Sales and marketing	337	201	199
Technology and content	388	264	277
General and administrative	313	213	181
Restructuring charges	(3)	14	206
Depreciation and amortization	182	154	148
Total operating expenses	2,049	1,323	1,540
Operating loss	(198)	(560)	(747)
Interest income		1	1
Interest expense	(98)	(53)	(27)
Fair value movement on earnouts and warrants derivative liabilities	8
Loss on early extinguishment of debt		(49)
Other income, net	1	8	14
Loss before income taxes and share of losses from equity method investments	(287)	(653)	(759)
Benefit from income taxes	61	186	145
Share of losses from equity method investments	(3)	(8)	(5)
Net loss	(229)	(475)	(619)
Less: net loss attributable to non-controlling interests in subsidiaries	(204)	$ (475)	$ (619)
Net loss attributable to the Company's Class A common stockholders	$ (25)
Basic loss per share attributable to the Company's Class A common stockholders	$ (0.50)
Weighted average number of shares outstanding - Basic	51,266,570
Diluted loss per share attributable to the Company's Class A common stockholders	$ (0.51)
Weighted average number of shares outstanding - Diluted	445,715,051